Equity (Summary of Classes of Share Capital - Treasury Shares) (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 112,071
Balance at end of period	$ 111,982		$ 111,982
Common shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.7	1.1	0.7	1.0
Purchase of shares, Number of shares	26.7	26.5	64.2	46.9
Sale of shares, Number of shares	(27.1)	(26.5)	(64.6)	(46.8)
Ending balance, Number of shares	0.3	1.1	0.3	1.1
Balance at beginning of period	$ (58)	$ (103)	$ (64)	$ (91)
Purchase of shares, Amount	(2,154)	(2,235)	(5,250)	(4,051)
Sale of shares, Amount	2,188	2,239	5,290	4,043
Balance at end of period	(24)	(99)	(24)	(99)
Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Balance at end of period	$ 10,503	$ 11,253	$ 10,503	$ 11,253
Preferred shares and other equity instruments [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	0.1	0.1	0.1	0.1
Purchase of shares, Number of shares	1.5	1.0	3.2	2.0
Sale of shares, Number of shares	(1.5)	(1.0)	(3.2)	(2.0)
Ending balance, Number of shares	0.1	0.1	0.1	0.1
Balance at beginning of period	$ (27)	$ (9)	$ (65)	$ (7)
Purchase of shares, Amount	(153)	(185)	(251)	(326)
Purchase of shares and other equity instruments	153	185	251	326
Sale of shares and other equity instruments	172	184	308	323
Balance at end of period	$ (8)	$ (10)	$ (8)	$ (10)